REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2019
REGULATORY REQUIREMENT
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries

	Net Capital	Requirement	Excess Net Capital
	US$	US$	US$
December 31, 2018
TBNZ	4,940,125	1,292,056	3,648,069
US Tiger Securities	1,058,863	5,000	1,053,863
Total	5,998,988	1,297,056	4,701,932

	Net Capital	Requirement	Excess Net Capital
	US$	US$	US$
December 31, 2019
TBNZ	26,633,575	17,279,461	9,354,114
Marsco(1)	15,224,882	250,000	14,974,882
US Tiger Securities	4,227,994	100,000	4,127,994
Tiger Brokers SG(2)	1,615,957	823,313	792,644
Total	47,702,408	18,452,774	29,249,634
(1)	Marsco was acquired by the Company in July of 2019.
(2)	Tiger Brokers SG started to operate its business in December of 2019.